Cover		3 Months Ended
	Nov. 04, 2026	Sep. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity Central Index Key	0001973239
Document Fiscal Year Focus	2027
Document Period End Date	Nov. 04, 2026
Amendment Flag	false
Entity Registrant Name	ARM HOLDINGS PLC /UK
Current Fiscal Year End Date		--09-30
Document Fiscal Period Focus		Q2